Note 10 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 772,483
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	9 months 25 days
Share-Based Payment Arrangement, Expense	$ 680,294	$ 431,502
Dividends Payable, Current	150,625		$ 66,375
Restricted Stock [Member]
Dividends Payable, Current	$ 150,625